Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		Share Capital	Share Premium	Translation Reserves	Other Reserves	Accumulated Deficit	Total	Non-controlling Interest
Beginning balance at Dec. 31, 2019	$ (152,829)		$ 0	$ 152,691	$ (2,341)	$ 66,883	$ (369,868)	$ (152,635)	$ (194)
Loss for the period	(240,997)						(240,980)	(240,980)	(17)
Other comprehensive loss
Currency translation differences	(17,560)				(17,564)			(17,564)	4
Total comprehensive loss for the period	(258,557)				(17,564)		(240,980)	(258,544)	(13)
Equity compensation plans	3,191						3,191	3,191
Issue of other equity instruments	32,938					32,938		32,938
Shares issued on exercise of share options	41			41				41
Transaction with owners, recognized directly in equity	36,170			41		32,938	3,191	36,170
Ending balance at Dec. 31, 2020	(375,216)		0	152,732	(19,905)	99,821	(607,657)	(375,009)	(207)
Loss for the period	(100,755)						(100,929)	(100,929)	174
Other comprehensive loss
Currency translation differences	199				199			199
Total comprehensive loss for the period	(100,556)				199		(100,929)	(100,730)	174
Equity compensation plans	33,909						33,909	33,909
Issue of other equity instruments	5,136					5,136		5,136
Shares issued on exercise of share options	104			104				104
Conversion of debt and preferred shares in merger	576,210			576,210				576,210
Shares issued in merger	24,977			24,977				24,977
Transaction with owners, recognized directly in equity	640,336			601,291		5,136	33,909	640,336
Changes in non-controlling interests	(1,968)						(1,546)	(1,546)	(422)
Ending balance at Dec. 31, 2021	162,596	[1]	0	754,023	(19,706)	104,957	(676,223)	163,051	(455)
Loss for the period	(447,605)						(447,793)	(447,793)	188
Other comprehensive loss
Currency translation differences	39,732				39,732			39,732
Total comprehensive loss for the period	(407,873)				39,732		(447,793)	(408,061)	188
Equity compensation plans	35,212						35,212	35,212
Issue of shares in public offering	97,998			97,998				97,998
Shares issued on employee stock purchase program	1,795			1,795				1,795
Issue of other equity instruments	628					628		628
Shares issued on exercise of share options	4,269			4,269				4,269
Transaction with owners, recognized directly in equity	139,902			104,062		(628)	35,212	139,902
Ending balance at Dec. 31, 2022	$ (105,375)		$ 0	$ 858,085	$ 20,026	$ 105,585	$ (1,088,804)	$ (105,108)	$ (267)

[1]	Government and other grants have been restated due to a presentational error - see Note 21.